Debt Obligations	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Debt Disclosure [Abstract]
Debt Obligations

(7) Debt Obligations

In March 2015, the Company amended and restated the senior secured credit facility previously entered into in December 2013. In connection with the second amended and restated facility, the facility size was increased from $107.5 million to $137.5 million and is comprised of a $132.5 million term loan and a $5.0 million revolving credit facility. The previous facility included a term loan of $102.5 million and a revolver of $5.0 million. The Company used a portion of the proceeds from the second amended and restated facility and cash on hand to pay a dividend of $48.0 million to its shareholders. Borrowings under the facility bear interest, payable quarterly, at the Company’s option at the base rate plus a margin (1.50% to 2.25%, dependent on the Company’s reported leverage ratio) or LIBOR plus a margin (2.50% to 3.25%, dependent on our reported leverage ratio), at the Company’s option. The second amended and restated facility also extended the maturity date of the senior secured credit facility from December 2018 to March 2020. Subject to certain conditions, the Company has the ability to increase the second senior secured credit facility by up to an additional $30.0 million.

In June of 2015, in connection with the IPO, the Company used a portion of the IPO proceeds to make a $32.0 million prepayment of the outstanding principle balance of the second amended and restated credit facility. As a result of the prepayment in June 2015, the Company expensed $172,000 of previously capitalized financing costs, which are included in Other (income) expense in the Consolidated Statements of Operations. As of September 26, 2015, the amended and restated credit facility had an outstanding balance of $95.5 million that bears interest at 2.78%. In connection with the prepayments of $37.0 million in 2015 under the second amended and restated credit facility, there are no scheduled principal payments due until September of 2019. At such time, principal installments ranging from $2.8 million to $3.3 million are due quarterly with all unpaid amounts due at maturity in March 2020.

The second amended and restated senior secured credit facility includes a $5.0 million revolver. The revolver bears interest, payable quarterly at the base rate plus a margin, as defined in the credit agreement documentation or LIBOR plus a margin, as defined in the credit agreement, with all unpaid amounts due at maturity in December 2018. At September 26, 2015 and December 27, 2014, there were no amounts outstanding on the line of credit.

In conjunction with the second amended and restated senior secured facility, the Company evaluated the refinancing of the amended facility and determined substantially all of the $132.5 million was accounted for as a debt modification. The Company incurred $888,000 in financing costs of which $661,000 was expensed and $227,000 was capitalized and is being amortized using the effective interest rate method.

The second amended and restated senior secured credit facility includes a $3.0 million line of credit which the Company may utilize to issue letters of credit. The letter of credit facility matures in March 2020. At September 26, 2015 and December 27, 2014, there were no letters of credit outstanding.

The second amended and restated senior secured credit facility is secured by substantially all assets of the Company and requires compliance with certain financial and non-financial covenants. As of September 26, 2015, the Company was in compliance with all financial covenants.

As of September 26, 2015, the scheduled principle payments on debt were as follows (in thousands):

Remainder of fiscal year 2015	$—
Fiscal year 2016	—
Fiscal year 2017	—
Fiscal year 2018	—
Fiscal year 2019	2,750
Fiscal year 2020	92,750

Total	$95,500

(11) Debt Obligations

In December 2012, the Company entered into an amendment to its senior secured credit facility, bringing the total facility to $77.0 million. In connection with the amended facility, the principle balance of the term loan was increased to $72.0 million. The Company used a portion of the proceeds from the amendment and cash on hand to pay a dividend of $19.3 million. The term loan interest was payable quarterly at the base rate plus a margin, or LIBOR plus a margin, as defined in the credit agreement (3.61% at December 29, 2012).

In December 2013, the Company entered into a $107.5 million amended and restated senior secured credit facility which includes a term loan of $102.5 million and a revolver of $5.0 million. The Company used a portion of the proceeds from the amended and restated facility and cash on hand to pay a dividend of $38.5 million to its stockholders. The term loan bears interest, payable quarterly, at the base rate plus a margin (1.75% to 2.50%, dependent on the Company’s reported leverage ratio), or LIBOR plus a margin (2.75% to 3.50%, dependent on the Company’s reported leverage ratio), as defined in the amended and restated facility. In June of 2014, the Company made a $5.0 million prepayment towards the principle balance of the term loan. As of December 27, 2014, $69.3 million bears interest at 3.70% and $33.2 million bears interest at 3.74%. Principal installments ranging from $1.2 million to $2.4 million are due quarterly with all unpaid amounts due at maturity in December 2018.

The senior secured credit facility includes a $5.0 million revolver. The revolver bears interest, payable quarterly at the base rate plus a margin, as defined in the credit agreement documentation or LIBOR plus a margin, as defined in the credit agreement, with all unpaid amounts due at maturity in December 2018. At December 27, 2014 and December 28, 2013, there were no amounts outstanding on the line of credit.

The senior secured credit facility includes a $3.0 million line of credit which the Company may utilize to issue letters of credit. The letter of credit facility matures in December 2018. At December 27, 2014 and December 28, 2013, there were no letters of credit outstanding.

In conjunction with the amended and restated facility, the Company evaluated the refinancing of the amended facility and determined $78.7 million was accounted for as a debt modification and $23.8 million was new debt issuance. The Company incurred $664,000 in financing costs of which $265,000 was expensed and $399,000 was capitalized and is being amortized using the effective interest rate method.

In conjunction with the amended facility, the Company evaluated the refinancing of the original credit facility and determined that the entire $57.8 million was accounted for as a debt modification and none was extinguished. The Company incurred $386,000 in financing costs of which $234,000 was expensed and $152,000 was capitalized and is being amortized using the effective interest rate method.

The amended and restated senior secured credit facility is secured by substantially all assets of the Company and requires compliance with certain financial and non-financial covenants. As of December 27, 2014, the Company was in compliance with all financial covenants.

As of December 27, 2014, the scheduled principle payments on debt were as follows (in thousands):

Fiscal year 2015	$4,869
Fiscal year 2016	8,520
Fiscal year 2017	5,477
Fiscal year 2018	74,855

Total	$93,721